PROCESSING AND SERVICING COSTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 HKD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)
PROCESSING AND SERVICING COSTS.
Cloud service fee	$ 181,241		$ 216,140	$ 122,269
Market information and data fee	82,026		79,439	70,387
System cost	58,709		28,324	12,160
Data Transmission Fee	44,718		41,775	46,289
Others	9,210		8,162	5,898
Total	$ 375,904	$ 48,126	$ 373,840	$ 257,003